Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

	Interest %	December 31, 2025	December 31, 2024
Loans	SOFR + 1.0% - 1.5%	$—	$100,179
Commercial papers, Series A and B (*)	SOFR + 1.0% - 1.25%	48,410	350,000
Bank credit	SOFR + 1.0% - 1.5%	2,122	677
		$50,532	$450,856

As of December 31, 2025 the SOFR rate of short-term loans was 3.87%.

(*)    In 2023, the Company completed an issuance in Israel of a U.S. Dollar denominated commercial paper series A in an aggregate par value amount of approximately $313,620. The Series A commercial paper bears annual interest at the three-months SOFR rate plus a margin of 1%. The series A commercial paper has an original maturity of 90 days, which may be extended for additional 90-days periods, up to a maximum cumulative term of 5 years. The Series A commercial paper is subject to early repayment at the request of an investor upon seven business days' notice, or at the Company's discretion, upon a twenty-one days' prior notice. During 2024, the Company issued additional amounts of series A commercial paper and repaid certain portions thereof.

In September 2024, the Company completed an issuance in Israel of a U.S. Dollar denominated commercial paper series B in a par value amount of $110 million. The Series B commercial paper bears annual interest at the three-month SOFR rate plus a margin of 1.25%. The series B commercial paper is has an original maturity of 90 days and may be extended for additional 90 days periods, up to a maximum cumulative term of 5 years. The Series B commercial paper is subject to early repayment at the request of an investor upon thirty days' notice, or at the Company's discretion upon twenty-one days notice.

In June 2025, the Company repaid the entire outstanding Series B commercial paper in an aggregate par value amount of $110 million. In addition, during 2025 the Company repaid an additional aggregate par value amount of approximately $191.6 million of Series A commercial paper.

The Series A commercial paper is not listed on any stock exchange. As of December 31, 2025, the issued and outstanding par value of Series A commercial paper amounted to approximately $ 48,400.